                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-00082
                                                     ---------

                                   CGM TRUST
                                   ---------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               One Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2008
                         -----------------

Date of reporting period: September 30, 2008
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                      CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2008
(unaudited)

COMMON STOCKS -- 70.9% OF TOTAL NET ASSETS
                                                                                                 SHARES         VALUE (a)
                                                                                                 ------         ---------
BANKS - MONEY CENTER -- 26.5%
  Banco Bradesco S.A. ADR (b)(c) ........................................................       1,970,000      $ 31,717,000
  Banco Itau Holding Financeira S.A. ADR (b)(c) .........................................       1,950,000        34,125,000
  Bank of America Corporation ...........................................................         940,000        32,900,000
  JPMorgan Chase & Co. ..................................................................         700,000        32,690,000
  Wells Fargo & Company .................................................................         700,000        26,271,000
                                                                                                               ------------
                                                                                                                157,703,000
                                                                                                               ------------

BEVERAGES AND TOBACCO - 4.5%
  Philip Morris International Inc. ......................................................         550,000        26,455,000
                                                                                                               ------------

FOOD - PACKAGING AND MISCELLANEOUS - 3.6%
  PepsiCo, Inc. .........................................................................         300,000        21,381,000
                                                                                                               ------------

HOME PRODUCTS AND COSMETIC - 3.6%
  Avon Products, Inc. ...................................................................         520,000        21,616,400
                                                                                                               ------------

HOSPITAL SUPPLY - 10.2%
  Baxter International Inc. .............................................................         450,000        29,533,500
  Becton, Dickinson and Company .........................................................         390,000        31,301,400
                                                                                                               ------------
                                                                                                                 60,834,900
                                                                                                               ------------

HOTELS AND RESTAURANTS - 4.9%
  McDonald's Corporation ................................................................         470,000        28,999,000
                                                                                                               ------------

MISCELLANEOUS - 4.5%
  Nike, Inc. ............................................................................         400,000        26,760,000
                                                                                                               ------------

OIL - INDEPENDENT PRODUCTION - 7.7%
  Petroleo Brasileiro S.A. - Petrobras ADR (b)(c) .......................................       1,040,000        45,708,000
                                                                                                               ------------

OIL REFINING - 3.8%
  Murphy Oil Corporation ................................................................         350,000        22,449,000
                                                                                                               ------------

TELEPHONE - 1.6%
  America Movil, S.A.B. de C.V. ADR (b)..................................................         200,000         9,272,000
                                                                                                               ------------
TOTAL COMMON STOCKS (Identified cost $411,981,181) ......................................................       421,178,300
                                                                                                               ------------


BILLS -- 27.8% OF TOTAL NET ASSETS
                                                                                                 FACE
                                                                                                AMOUNT          VALUE (a)
                                                                                                ------          ---------

UNITED STATES TREASURY -- 27.8%
  United States Treasury Bills, 0.657%, 12/11/08 ........................................    $100,000,000        99,868,800
  United States Treasury Bills, 0.900%, 10/02/08 ........................................      13,000,000        12,999,350
  United States Treasury Bills, 1.478%, 11/28/08 ........................................       6,000,000         5,985,500
  United States Treasury Bills, 1.606%, 11/13/08 ........................................       3,000,000         2,994,123
  United States Treasury Bills, 1.641%, 11/28/08 ........................................      29,400,000        29,321,135
  United States Treasury Bills, 1.666%, 11/28/08 ........................................       6,000,000         5,983,663
  United States Treasury Bills, 1.763%, 11/13/08 ........................................       8,000,000         7,982,800
                                                                                                               ------------

TOTAL BILLS (Identified cost $164,949,043) ..............................................................       165,135,371
                                                                                                               ------------

SHORT-TERM INVESTMENT -- 1.2% OF TOTAL NET ASSETS

  American Express Credit Corporation, 2.25%, 10/01/08 (Cost $6,960,000) ................       6,960,000         6,960,000
                                                                                                               ------------

TOTAL INVESTMENTS -- 99.9% (Identified cost $583,890,224)(d) ............................................       593,273,671
  Cash and receivables ..................................................................................        47,210,255
  Liabilities ...........................................................................................       (46,732,337)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0% ..............................................................................      $593,751,589
                                                                                                               ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Corporate debt securities (other than short-term investments having a maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. U.S. government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The Fund has approximately 19% of its net assets at September 30, 2008 invested in companies incorporated in Brazil.
(d) Federal Tax Information: At September 30, 2008 the net unrealized appreciation on investments based on cost of
    $588,349,010 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................      $ 28,671,522
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................       (23,746,861)
                                                                                                               ------------
                                                                                                               $  4,924,661
                                                                                                               ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                                      CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No.
157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Mutual Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, CGM Mutual Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - Prices determined using: quoted prices in active markets for identical securities

o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Mutual Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Mutual Fund's investments at
September 30, 2008:

                                                                                          INVESTMENTS IN       OTHER FINANCIAL
    VALUATION INPUTS                                                                        SECURITIES           INSTRUMENTS
                                                                                          --------------       ---------------
    Level 1 - Quoted Prices .........................................................      $521,047,100              N/A
    Level 2 - Other Significant Observable Inputs ...................................        72,226,571              N/A
    Level 3 - Significant Unobservable Inputs .......................................          none                  N/A
                                                                                           ------------              ---
        TOTAL                                                                              $593,273,671              N/A
                                                                                           ============              ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                                      CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2008
(unaudited)

COMMON STOCKS -- 97.6% OF TOTAL NET ASSETS
                                                                                                 SHARES        VALUE (a)
                                                                                                 ------        ---------
REAL ESTATE INVESTMENT TRUSTS -- 86.1%

APARTMENTS -- 15.0%
  AvalonBay Communities, Inc. ...........................................................         470,000    $   46,257,400
  BRE Properties, Inc. ..................................................................       1,560,000        76,440,000
  Essex Property Trust, Inc. ............................................................         996,600       117,927,678
  Home Properties, Inc. .................................................................       1,310,000        75,914,500
                                                                                                             --------------
                                                                                                                316,539,578
                                                                                                             --------------

HEALTHCARE -- 6.5%
  Ventas, Inc. ..........................................................................       2,755,000       136,152,100
                                                                                                             --------------

MISCELLANEOUS -- 3.6%
  Entertainment Properties Trust ........................................................       1,395,000        76,334,400
                                                                                                             --------------

MORTGAGE -- 5.3%
  Annaly Capital Management, Inc. .......................................................       8,320,000       111,904,000
                                                                                                             --------------

OFFICE AND INDUSTRIAL -- 24.8%
  Alexandria Real Estate Equities, Inc. .................................................       1,087,400       122,332,500
  Boston Properties, Inc. ...............................................................       1,000,000        93,660,000
  Digital Realty Trust, Inc. ............................................................       3,075,400       145,312,650
  SL Green Realty Corp. .................................................................         740,000        47,952,000
  Vornado Realty Trust ..................................................................       1,250,000       113,687,500
                                                                                                             --------------
                                                                                                                522,944,650
                                                                                                             --------------

RETAIL -- 30.9%
  Federal Realty Investment Trust .......................................................       1,675,000       143,380,000
  General Growth Properties, Inc. .......................................................       2,000,000        30,200,000
  Kimco Realty Corporation ..............................................................       3,260,000       120,424,400
  Simon Property Group, Inc. ............................................................       1,310,000       127,070,000
  Taubman Centers, Inc. .................................................................       2,420,000       121,000,000
  The Macerich Company ..................................................................       1,740,000       110,751,000
                                                                                                             --------------
                                                                                                                652,825,400
                                                                                                             --------------

TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $1,793,552,458) ....................................     1,816,700,128
                                                                                                             --------------

OTHER COMMON STOCKS -- 11.5%

FERTILIZER -- 6.4%
  Potash Corporation of Saskatchewan Inc. ...............................................         500,000        66,005,000
  The Mosaic Company ....................................................................       1,000,000        68,020,000
                                                                                                             --------------
                                                                                                                134,025,000
                                                                                                             --------------

METALS AND MINING -- 2.1%
  Agnico-Eagle Mines Limited ............................................................         815,000        44,882,050
                                                                                                             --------------

REAL ESTATE SERVICES -- 3.0%
  Brookfield Properties Corporation .....................................................       4,040,100        63,995,184
                                                                                                             --------------

TOTAL OTHER COMMON STOCKS (Identified cost $304,930,666) ................................................       242,902,234
                                                                                                             --------------

TOTAL COMMON STOCKS (Identified cost $2,098,483,124) ....................................................     2,059,602,362
                                                                                                             --------------

SHORT-TERM INVESTMENT -- 0.8% OF TOTAL NET ASSETS

                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                ------

  American Express Credit Corporation, 2.25%, 10/01/08 (Cost $17,135,000) ...............     $17,135,000        17,135,000
                                                                                                             --------------

TOTAL INVESTMENTS -- 98.4% (Identified cost $2,115,618,124) (b) .........................................     2,076,737,362
  Cash and receivables ..................................................................................        65,216,980
  Liabilities ...........................................................................................       (32,037,790)
                                                                                                             --------------
TOTAL NET ASSETS -- 100.0% ..............................................................................    $2,109,916,552
                                                                                                             ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

(b) Federal Tax Information: At September 30, 2008, the net unrealized depreciation on investments based on cost of
    $2,201,669,659 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................     $  89,324,377
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................      (214,256,674)
                                                                                                              -------------
                                                                                                              $(124,932,297)
                                                                                                              =============

    The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                                      CGM REALTY FUND
---------------------------------------------------------------------------------------------------------------------------

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The following summarizes transactions with affiliates of the Fund during the period ended September 30, 2008:

                               NUMBER OF                                   NUMBER OF
                              SHARES HELD        GROSS        GROSS       SHARES HELD       DIVIDEND       MARKET VALUE
    NAME OF ISSUER           DEC. 31, 2007     PURCHASES      SALES     SEPT. 30, 2008       INCOME       SEPT. 30, 2008
    --------------           -------------     ---------      -----     --------------      --------      --------------

    Tanger Factory Outlet
      Centers, Inc.*           1,880,000        250,000     2,130,000          0           $1,576,200           $0
                                                                                           ==========           ==

    * Position in issuer liquidated during the preceding nine months.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No.
157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Realty Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, CGM Realty Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o  Level 1 - Prices determined using: quoted prices in active markets for identical securities

o  Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o  Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Realty Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Realty Fund's investments at
September 30, 2008:

                                                                                           INVESTMENTS        OTHER FINANCIAL
    VALUATION INPUTS                                                                      IN SECURITIES         INSTRUMENTS
                                                                                          -------------       ---------------
    Level 1 - Quoted Prices .........................................................     $2,059,602,362             N/A
    Level 2 - Other Significant Observable Inputs ...................................         17,135,000             N/A
    Level 3 - Significant Unobservable Inputs .......................................          none                  N/A
                                                                                          --------------             ---
        TOTAL                                                                             $2,076,737,362             N/A
                                                                                          ==============             ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

                                                      CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF SEPTEMBER 30, 2008
(unaudited)

COMMON STOCKS -- 99.0% OF TOTAL NET ASSETS
                                                                                                SHARES          VALUE (a)
                                                                                                ------          ---------
AUTO AND RELATED - 5.3%
  Ford Motor Company (b) ................................................................      74,964,000    $  389,812,800

BANKS - MONEY CENTER -- 32.4%
  Banco Bradesco S.A. ADR (c)(d) ........................................................      23,300,000       375,130,000
  Banco Itau Holding Financeira S.A. ADR (c)(d) .........................................      23,100,000       404,250,000
  Bank of America Corporation (e) .......................................................      14,700,000       514,500,000
  Citigroup Inc. ........................................................................      25,600,000       525,056,000
  Wells Fargo & Company .................................................................      14,700,000       551,691,000
                                                                                                             --------------
                                                                                                              2,370,627,000
                                                                                                             --------------

DRUGS - 6.2%
  Abbott Laboratories (e) ...............................................................       7,900,000       454,882,000
                                                                                                             --------------

EQUITY RELATED - 4.8%
  Northrop Grumman Corporation ..........................................................       5,800,000       351,132,000
                                                                                                             --------------

FINANCIAL SERVICES - MISCELLANEOUS - 2.2%
  The Charles Schwab Corporation ........................................................       6,100,000       158,600,000
                                                                                                             --------------

HOTELS AND RESTAURANTS - 5.7%
  McDonald's Corporation ................................................................       6,750,000       416,475,000
                                                                                                             --------------

INSURANCE - 5.5%
  Prudential Financial, Inc. ............................................................       5,600,000       403,200,000
                                                                                                             --------------

METALS AND MINING - 5.4%
  Barrick Gold Corporation ..............................................................       7,200,000       264,528,000
  Goldcorp Inc. .........................................................................       4,250,000       134,427,500
                                                                                                             --------------
                                                                                                                398,955,500
                                                                                                             --------------

MISCELLANEOUS - 2.6%
  Nike, Inc. ............................................................................       2,900,000       194,010,000
                                                                                                             --------------

OIL - INDEPENDENT PRODUCTION - 6.4%
  CNOOC Limited ADR (c) .................................................................         200,000        22,902,000
  Petroleo Brasileiro S.A. - Petrobras ADR (c)(d) .......................................      10,124,900       444,989,355
                                                                                                             --------------
                                                                                                                467,891,355
                                                                                                             --------------

OIL REFINING - 3.1%
  Hess Corporation ......................................................................       2,750,000       225,720,000
                                                                                                             --------------

RETAIL - 5.8%
  Wal-Mart Stores, Inc. .................................................................       7,050,000       422,224,500
                                                                                                             --------------

TELEPHONE - 13.6%
  America Movil, S.A.B. de C.V. ADR (c) .................................................       9,000,000       417,240,000
  Mobile TeleSystems OJSC ADR (c) .......................................................       6,366,000       356,559,660
  Open Joint Stock Company "Vimpel-Communications" ADR (c) ..............................      11,000,000       223,300,000
                                                                                                             --------------
                                                                                                                997,099,660
                                                                                                             --------------

TOTAL COMMON STOCKS (Identified cost $7,349,886,533) ....................................................     7,250,629,815
                                                                                                             --------------
SHORT-TERM INVESTMENT -- 2.7% OF TOTAL NET ASSETS

                                                                                                 FACE
                                                                                                AMOUNT          VALUE (a)
                                                                                                ------          ---------

  American Express Credit Corporation, 2.25%, 10/01/08 (Cost $194,305,000) ..............    $194,305,000       194,305,000

TOTAL INVESTMENTS -- 101.7% (Identified cost $7,544,191,533) (f) ........................................     7,444,934,815
  Cash and receivables ..................................................................................       815,197,100
  Liabilities ...........................................................................................      (938,370,608)
                                                                                                             --------------
TOTAL NET ASSETS -- 100.0% ..............................................................................    $7,321,761,307
                                                                                                             ==============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used for long positions and the last reported ask price for short positions. Short-term investments have a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the
    Board of Trustees.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) The Fund has approximately 17% of its assets at September 30, 2008 invested in companies incorporated in Brazil.
(e) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2008 was $590,480,000 and the value of cash held in a segregated account was $318,977,581, a portion of which may have been restricted at September 30, 2008.
(f) Federal Tax Information: At September 30, 2008, the net unrealized depreciation on investments based on cost of
    $7,787,822,752 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................     $ 290,564,891
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................      (633,452,828)
                                                                                                              -------------
                                                                                                              $(342,887,937)
                                                                                                              =============

The cost basis and unrealized appreciation/ (depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

                                 CGM FOCUS FUND

SECURITIES SOLD SHORT (Proceeds $235,659,247)
                                                                                                SHARES          VALUE (a)
                                                                                                ------          ---------

  BHP Billiton Limited ADR ..............................................................       1,850,000      $ 96,181,500
  Garmin Ltd ............................................................................         800,000        27,152,000
  Mittal Steel Company N.V. .............................................................       1,625,000        80,242,500
                                                                                                               ------------
                                                                                                               $203,576,000
                                                                                                               ============

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No.
157, (FAS 157) "Fair Value Measurements", effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Focus Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, CGM Focus Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o  Level 1 - Prices determined using: quoted prices in active markets for identical securities

o  Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o  Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Focus Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Focus Fund's investments and securities sold short at September 30, 2008:

                                                                            ASSETS --       LIABILITIES --
                                                                           INVESTMENTS        SECURITIES      OTHER FINANCIAL
    VALUATION INPUTS                                                      IN SECURITIES       SOLD SHORT        INSTRUMENTS
                                                                          -------------     --------------    ---------------

    Level 1 - Quoted Prices  ........................................    $7,250,629,815      $203,576,000           N/A
    Level 2 - Other Significant Observable Inputs  ..................       194,305,000          none               N/A
    Level 3 - Significant Unobservable Inputs  ......................         none               none               N/A
                                                                         --------------      ------------           ---
        TOTAL                                                            $7,444,934,815      $203,576,000           N/A
                                                                         ==============      ============           ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Trust

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 17, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: November 17, 2008


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: November 17, 2008